Consolidated Income Statement - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Net sales		$ 7,658,588	$ 5,288,504	$ 4,293,592
Cost of sales		(5,279,300)	(3,685,057)	(3,165,684)
Gross profit		2,379,288	1,603,447	1,127,908
Selling, general and administrative expenses		(1,509,976)	(1,270,016)	(1,196,929)
Other operating income		15,059	10,516	21,127
Other operating expenses		(12,558)	(9,359)	(11,163)
Operating income (loss)		871,813	334,588	(59,057)
Finance income	[1]	39,856	47,605	66,204
Finance cost		(36,942)	(27,072)	(22,329)
Other financial results		34,386	(43,550)	(21,921)
Income (loss) before equity in earnings of non-consolidated companies and income tax		909,113	311,571	(37,103)
Equity in earnings of non-consolidated companies		193,994	116,140	71,533
Income before income tax		1,103,107	427,711	34,430
Income tax		(229,207)	17,136	(17,102)
Income for continuing operations		$ 873,900	$ 444,847	$ 17,328
Basic and diluted earnings (losses) per share (in dollars per share)		$ 0.74	$ 0.38	$ 0.01
Basic and diluted earnings per ADS (U.S. dollars per ADS) (*) (in dollars per share)	[2]	$ 1.48	$ 0.77	$ 0.02
Discontinued operations
Result for discontinued operations			$ 91,542	$ 41,411
Income for the year		873,900	536,389	58,739
Attributable to:
Owners of the parent		876,063	544,737	55,298
Non-controlling interests		(2,163)	(8,348)	3,441
Income (loss) for the year		$ 873,900	$ 536,389	$ 58,739
Earnings per share attributable to the owners of the parent during the year:
Weighted average number of ordinary shares (thousands) (in shares)		1,180,537	1,180,537	1,180,537
Continuing and discontinued operations
Basic and diluted earnings (losses) per share (in dollars per share)		$ 0.74	$ 0.46	$ 0.05
Basic and diluted earnings per ADS (U.S. dollars per ADS) (*) (in dollars per share)	[2]	$ 1.48	$ 0.92	$ 0.09

[1]	In 2018 includes $3.6 million of interest related to instruments carried at FVTPL.
[2]	Each ADS equals two shares.